Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Supplement to Prospectus dated April 20, 1999, Combined Prospectus Dated April 20, 1999 and Combined Prospectus Dated April 20, 1999 (Revised June 1, 1999)

Please add the following as a non-fundamental investment policy:

"The Fund may invest up to 35% of its assets in investment grade non-governmental mortgage backed securities."

August 20, 1999

Federated
World Class Investment Manager
Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 313916207
G01305-19 (8/99)